K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Diane E. Ambler
202.778.9886
Fax: 202.778.9100
diane.ambler@klgates.com

January 29, 2016

EDGAR FILING

U. S Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	MetLife Insurance Company USA
Form S-3 Registration Statement
File No. 333-

Dear Sir or Madam:

On behalf of MetLife Insurance Company USA (the “Company”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of a registration statement on Form S-3 (the “Registration Statement”) with respect to the Fixed Annuity (Strategic Value Annuity) a flexible premium group deferred annuity contract issued by the Company which has a market value adjustment feature (the “Contracts”). The Registration Statement has been filed to register additional securities in the same class as already in effect for the Contract pursuant to a registration statement filed on Form S-3 (1933 Act File No. 333-201857). There have been no material changes to the Prospectus.

The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. The Company requests that the Commission declare the Registration Statement effective on May 1, 2016, or as soon thereafter as practicable. The Company intends to file a pre-effective amendment in April to (i) incorporate the requisite financial statements by reference, (ii) include the auditor’s consent, the legality of shares opinion and any other required exhibits, and (iii) address any comments raised by the Commission staff.

U.S. Securities and Exchange Commission

January 29, 2016

This transmission contains conformed signature pages, the manually signed originals of which are maintained at the Company’s offices. Please contact the undersigned at (202) 778-9886 with any questions comments.

Sincerely,

/s/ Diane E. Ambler

Diane E. Ambler

Enclosure

cc	Michele Abate, Esq.
Metropolitan Life Insurance Company